Asset Dispositions and Impairments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012 Hotel	Jun. 30, 2011 Hotel	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011 Minority Investment - Japan Hotel [Member]
Asset Dispositions and Impairments (Textual) [Abstract]
Impairment loss relating to minority investment in a joint venture hotel located in Japan						$ 32
Asset Dispositions and Impairments (Additional Textual) [Abstract]
Net cash proceeds from disposal of wholly-owned hotel		11	237
Loss recognized on sale of wholly owned hotel	(1)	(7)	2	(8)	(31)
Approximate proceeds from sale of non-core assets			2
Approximate amount of gain from sale of non-core assets			2
Proceeds from Divestiture of Interest in Joint Venture			44
Company's debt assumed by buyer in sale of interest in consolidated joint venture			57
Number of wholly owned hotels sold		1	2
Loss recognized in discontinued operations from sale of interest in a consolidated joint venture, net of tax			$ 18		$ 18